Financial Highlights - Changes in Net Asset Value per Unit (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Ratios to Average Limited Partners' Capital:
Interest income	0.20%
Trading Company administrative fees	(0.40%)
Management fees	(1.30%)
Incentive fees	(0.90%)
Meritage Futures Fund LP [Member]
Ratios to Average Limited Partners' Capital:
Interest income	0.10%
Trading Company administrative fees	(0.40%)
Management fees	(1.40%)
Incentive fees	(0.80%)
Class A [Member]
Per Unit Performance: (for a unit outstanding throughout the year):
Net realized/unrealized gains (losses)	$ (42.41)	$ (18.42)	$ 93.39
Net investment loss	(30.66)	(32.06)	(30.68)
Increase (decrease) for the year	(73.07)	(50.48)	62.71
Net asset value per Unit, beginning of period	912.68	963.16	900.45
Net asset value per Unit, end of period	$ 839.61	$ 912.68	$ 963.16
Ratios to Average Limited Partners' Capital:
Net investment loss	(3.50%)	(3.40%)	(3.40%)
Partnership expenses before expense reimbursements	3.50%	3.40%	3.40%
Expense reimbursements	0.00%
Partnership expenses after expense reimbursements	3.50%	3.40%	3.40%
Total return	(8.00%)	(5.20%)	7.00%
Class A [Member] | Meritage Futures Fund LP [Member]
Per Unit Performance: (for a unit outstanding throughout the year):
Net realized/unrealized gains (losses)	$ (69.77)	$ (29.33)	$ 94.93
Net investment loss	(29.95)	(31.81)	(30.82)
Increase (decrease) for the year	(99.72)	(61.14)	64.11
Net asset value per Unit, beginning of period	904.95	966.09	901.98
Net asset value per Unit, end of period	$ 805.23	$ 904.95	$ 966.09
Ratios to Average Limited Partners' Capital:
Net investment loss	(3.50%)	(3.50%)	(3.40%)
Partnership expenses before expense reimbursements	3.50%	3.50%	3.40%
Expense reimbursements	0.00%
Partnership expenses after expense reimbursements	3.50%	3.50%	3.40%
Total return	(11.00%)	(6.30%)	7.10%
Class B [Member]
Per Unit Performance: (for a unit outstanding throughout the year):
Net realized/unrealized gains (losses)	$ (44.31)	$ (19.19)	$ 96.80
Net investment loss	(27.47)	(28.43)	(27.08)
Increase (decrease) for the year	(71.78)	(47.62)	69.72
Net asset value per Unit, beginning of period	951.95	999.57	929.85
Net asset value per Unit, end of period	$ 880.17	$ 951.95	$ 999.57
Ratios to Average Limited Partners' Capital:
Net investment loss	(3.00%)	(2.90%)	(2.90%)
Partnership expenses before expense reimbursements	3.00%	2.90%	2.90%
Expense reimbursements	0.00%
Partnership expenses after expense reimbursements	3.00%	2.90%	2.90%
Total return	(7.50%)	(4.80%)	7.50%
Class B [Member] | Meritage Futures Fund LP [Member]
Per Unit Performance: (for a unit outstanding throughout the year):
Net realized/unrealized gains (losses)	$ (73.12)	$ (30.47)	$ 98.41
Net investment loss	(26.64)	(28.25)	(27.23)
Increase (decrease) for the year	(99.76)	(58.72)	71.18
Net asset value per Unit, beginning of period	943.89	1,002.61	931.43
Net asset value per Unit, end of period	$ 844.13	$ 943.89	$ 1,002.61
Ratios to Average Limited Partners' Capital:
Net investment loss	(2.90%)	(3.00%)	(2.90%)
Partnership expenses before expense reimbursements	2.90%	3.00%	2.90%
Expense reimbursements	0.00%
Partnership expenses after expense reimbursements	2.90%	3.00%	2.90%
Total return	(10.60%)	(5.90%)	7.60%
Class C [Member]
Per Unit Performance: (for a unit outstanding throughout the year):
Net realized/unrealized gains (losses)	$ (46.57)	$ (20.00)	$ 100.35
Net investment loss	(23.67)	(24.45)	(23.21)
Increase (decrease) for the year	(70.24)	(44.45)	77.14
Net asset value per Unit, beginning of period	992.89	1,037.34	960.20
Net asset value per Unit, end of period	$ 922.65	$ 992.89	$ 1,037.34
Ratios to Average Limited Partners' Capital:
Net investment loss	(2.40%)	(2.40%)	(2.40%)
Partnership expenses before expense reimbursements	2.40%	2.40%	2.40%
Expense reimbursements	0.00%
Partnership expenses after expense reimbursements	2.40%	2.40%	2.40%
Total return	(7.10%)	(4.30%)	8.00%
Class C [Member] | Meritage Futures Fund LP [Member]
Per Unit Performance: (for a unit outstanding throughout the year):
Net realized/unrealized gains (losses)	$ (76.36)	$ (31.75)	$ 101.97
Net investment loss	(23.23)	(24.25)	(23.31)
Increase (decrease) for the year	(99.59)	(56.00)	78.66
Net asset value per Unit, beginning of period	984.49	1,040.49	961.83
Net asset value per Unit, end of period	$ 884.90	$ 984.49	$ 1,040.49
Ratios to Average Limited Partners' Capital:
Net investment loss	(2.50%)	(2.40%)	(2.40%)
Partnership expenses before expense reimbursements	2.50%	2.40%	2.40%
Expense reimbursements	0.00%
Partnership expenses after expense reimbursements	2.50%	2.40%	2.40%
Total return	(10.10%)	(5.40%)	8.20%
Class Z [Member]
Per Unit Performance: (for a unit outstanding throughout the year):
Net realized/unrealized gains (losses)	$ (51.19)	$ (21.63)	$ 107.65
Net investment loss	(15.06)	(15.45)	(14.36)
Increase (decrease) for the year	(66.25)	(37.08)	93.29
Net asset value per Unit, beginning of period	1,080.08	1,117.16	1,023.87
Net asset value per Unit, end of period	$ 1,013.83	$ 1,080.08	$ 1,117.16
Ratios to Average Limited Partners' Capital:
Net investment loss	(1.40%)	(1.40%)	(1.40%)
Partnership expenses before expense reimbursements	1.40%	1.40%	1.40%
Expense reimbursements	0.00%
Partnership expenses after expense reimbursements	1.40%	1.40%	1.40%
Total return	(6.10%)	(3.30%)	9.10%
Class Z [Member] | Meritage Futures Fund LP [Member]
Per Unit Performance: (for a unit outstanding throughout the year):
Net realized/unrealized gains (losses)	$ (83.85)	$ (34.28)	$ 109.44
Net investment loss	(14.73)	(15.31)	(14.50)
Increase (decrease) for the year	(98.58)	(49.59)	94.94
Net asset value per Unit, beginning of period	1,070.96	1,120.55	1,025.61
Net asset value per Unit, end of period	$ 972.38	$ 1,070.96	$ 1,120.55
Ratios to Average Limited Partners' Capital:
Net investment loss	(1.40%)	(1.40%)	(1.40%)
Partnership expenses before expense reimbursements	1.40%	1.40%	1.40%
Expense reimbursements	0.00%
Partnership expenses after expense reimbursements	1.40%	1.40%	1.40%
Total return	(9.20%)	(4.40%)	9.30%